Related party transactions (Net expenses (income) (Details) - Seadrill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party operating revenues	$ 1.1	$ 1.8	$ 4.6
Total related party operating expenses	61.5	71.6	72.1
Interest expense recognized on deferred contingent consideration	(2.0)	(3.3)	(3.1)
Related party interest expense	0.0	0.0	(1.4)
Total related party financial items	(2.0)	(3.3)	(4.5)
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	1.1	1.8	3.2
Rig operating costs
Related Party Transaction [Line Items]
Total related party operating revenues	0.0	0.0	1.4
Total related party operating expenses	0.0	0.0	0.8
Management and technical support fees
Related Party Transaction [Line Items]
Total related party operating expenses	60.1	70.5	70.6
Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses	$ 1.4	$ 1.1	$ 0.7